POST-EMPLOYMENT BENEFITS - Benefit Plan Costs (Details) - Domestic defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 124	$ 156
Net interest cost	(5)	11
Net pension expense	119	167
Administrative expense	4	4
Total pension cost recognized in net income	123	171
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net interest cost	(108)	(78)
Administrative expense	4	4
Accrued benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	124	156
Net interest cost	$ 103	$ 89